PIA HIGH YIELD FUND
Schedule of Investments - August 31, 2020 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	96.9%
	Advertising	1.0%
	Clear Channel International BV
$450,000	6.625%, due 8/1/25 (a)		$467,437
	Aerospace/Defense	1.9%
	F-Brasile SpA / F-Brasile US LLC
600,000	7.375%, due 8/15/26 (a)		481,500
	Triumph Group, Inc.
75,000	8.875%, due 6/1/24 (a)		79,359
550,000	7.75%, due 8/15/25		328,625
			889,484
	Auto Parts & Equipment	1.1%
	Dealer Tire LLC / DT Issuer LLC
500,000	8.00%, due 2/1/28 (a)		499,375
	Auto Parts Manufacturing	0.9%
	Truck Hero, Inc.
400,000	8.50%, due 4/21/24 (a)		426,458
	Building Materials	0.9%
	Core & Main Holdings LP
400,000	8.625% Cash or 9.375% PIK, due 9/15/24 (a) (c)		408,208
	Chemicals	6.0%
	Consolidated Energy Finance SA
410,000	6.875%, due 6/15/25 (a)		380,527
200,000	6.50%, due 5/15/26 (a)		177,212
	CSTN Merger Sub, Inc.
550,000	6.75%, due 8/15/24 (a)		513,505
	Innophos Holdings, Inc.
500,000	9.375%, due 2/15/28 (a)		544,062
	Koppers, Inc.
550,000	6.00%, due 2/15/25 (a)		566,836
	Neon Holdings, Inc.
550,000	10.125%, due 4/1/26 (a)		585,750
			2,767,892
	Commercial Services	0.6%
	APX Group, Inc.
250,000	6.75%, due 2/15/27 (a)		262,930
	Communications Equipment	1.2%
	CommScope Technologies LLC
514,000	6.00%, due 6/15/25 (a)		527,652
	Construction Machinery	1.4%
	Capitol Investment Merger Sub 2 LLC
600,000	10.00%, due 8/1/24 (a)		630,000
	Construction Materials Manufacturing	0.3%
	Northwest Hardwoods, Inc.
400,000	7.50%, due 8/1/21 (a)		142,500

	Consumer Cyclical Services	2.1%
	CoreCivic, Inc.
550,000	4.75%, due 10/15/27		469,235
	Photo Holdings Merger Sub, Inc.
550,000	8.50%, due 10/1/26 (a)		506,429
			975,664
	Consumer Services	3.8%
	Carriage Services, Inc.
525,000	6.625%, due 6/1/26 (a)		557,056
	Cimpress Plc
650,000	7.00%, due 6/15/26 (a)		649,064
	LSC Communications, Inc.
675,000	8.75%, due 10/15/23 (a) (d)		108,000
	Quad Graphics, Inc.
500,000	7.00%, due 5/1/22		444,258
			1,758,378
	Containers and Packaging	5.0%
	Matthews International Corp.
550,000	5.25%, due 12/1/25 (a)		521,755
	Pactiv LLC
500,000	8.375%, due 4/15/27		554,280
	Plastipak Holdings, Inc.
680,000	6.25%, due 10/15/25 (a)		690,591
	Trident TPI Holdings, Inc.
500,000	6.625%, due 11/1/25 (a)		495,573
			2,262,199
	Diversified Manufacturing	0.5%
	FXI Holdings, Inc.
197,000	12.25%, due 11/15/26 (a)		215,377
	Engineering & Construction	0.9%
	PowerTeam Services LLC
400,000	9.033%, due 12/4/25 (a)		426,250
	Entertainment	1.0%
	Powdr Corp.
450,000	6.00%, due 8/1/25 (a)		466,313
	Financial Services	0.5%
	Arrow Bidco LLC
300,000	9.50%, due 3/15/24 (a)		247,093
	Food and Beverage	5.4%
	Clearwater Seafoods, Inc.
480,000	6.875%, due 5/1/25 (a)		487,750
	Dean Foods Co.
600,000	6.50%, due 3/15/23 (a) (d)		13,875
	Dole Food Co, Inc.
525,000	7.25%, due 6/15/25 (a)		526,914
	H-Food Holdings LLC / Hearthside Finance Co, Inc.
500,000	8.50%, due 6/1/26 (a)		492,012
	Sigma Holdco BV
600,000	7.875%, due 5/15/26 (a)		610,389
	Simmons Foods, Inc.
343,000	7.75%, due 1/15/24 (a)		361,400
			2,492,340

	Forest and Paper Products Manufacturing	1.3%
	Schweitzer-Mauduit International, Inc.
550,000	6.875%, due 10/1/26 (a)		593,208
	Hardware	0.8%
	Everi Payments Inc.
374,000	7.50%, due 12/15/25 (a)		370,299
	Health Care Facilities and Services	0.7%
	Hadrian Merger Sub, Inc.
350,000	8.50%, due 5/1/26 (a)		337,467
	Home Improvement	1.2%
	Apex Tool Group LLC/BC Mountain Finance, Inc.
600,000	9.00%, due 2/15/23 (a)		554,187
	Industrial - Other	3.4%
	Brand Energy & Infrastructure Services, Inc.
500,000	8.50%, due 7/15/25 (a)		486,557
	Cleaver-Brooks, Inc.
475,000	7.875%, due 3/1/23 (a)		466,044
	New Enterprise Stone & Lime Co., Inc.
600,000	6.25%, due 3/15/26 (a)		627,114
			1,579,715
	Lumber & Other Building Material Dealers	2.1%
	WESCO Distribution, Inc.
100,000	7.125%, due 6/15/25 (a)		110,133
350,000	7.25%, due 6/15/28 (a)		390,912
	Williams Scotsman International, Inc.
450,000	4.625%, due 8/15/28 (a)		456,289
			957,334
	Machinery Manufacturing	4.8%
	Granite US Holdings Corp.
450,000	11.00%, due 10/1/27 (a)		474,750
	JPW Industries Holding Corp.
590,000	9.00%, due 10/1/24 (a)		562,651
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a) (e)		126,000
	Titan Acquisition Ltd. / Titan Co-Borrower LLC
600,000	7.75%, due 4/15/26 (a)		606,243
	Titan International, Inc.
557,000	6.50%, due 11/30/23		417,750
			2,187,394
	Manufactured Goods	4.2%
	FXI Holdings, Inc.
634,000	7.875%, due 11/1/24 (a)		616,955
	Grinding Media Inc./ MC Grinding Media Canada, Inc.
700,000	7.375%, due 12/15/23 (a)		716,194
	Park-Ohio Industries, Inc.
660,000	6.625%, due 4/15/27		599,900
			1,933,049
	Media Entertainment	2.9%
	Diamond Sports Group LLC / Diamond Sports Finance Co.
425,000	5.375%, due 8/15/26 (a)		332,526
	Getty Images, Inc.
500,000	9.75%, due 3/1/27 (a)		471,780
	Meredith Corp.
275,000	6.50%, due 7/1/25 (a)		284,797
300,000	6.875%, due 2/1/26		261,244
			1,350,347

	Media Non-Cable	1.1%
	R.R. Donnelley & Sons Co.
550,000	6.50%, due 11/15/23		483,255
	Metals and Mining	6.2%
	Compass Minerals International, Inc.
200,000	6.75%, due 12/1/27 (a)		218,964
	Emeco Pty Ltd.
310,006	9.25%, due 3/31/22		319,306
	Harsco Corp.
500,000	5.75%, due 7/31/27 (a)		523,735
	Mineral Resources Ltd.
90,000	8.125%, due 5/1/27 (a)		99,716
	Rain CII Carbon LLC/CII Carbon Corp.
650,000	7.25%, due 4/1/25 (a)		643,900
	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
600,000	7.50%, due 6/15/25 (a)		539,619
	TMS International Holding Corp.
580,000	7.25%, due 8/15/25 (a)		494,943
			2,840,183
	Midstream	1.1%
	Rockpoint Gas Storage Canada Ltd.
550,000	7.00%, due 3/31/23 (a)		514,880
	Oil and Gas Services	2.8%
	Archrock Partners LP / Archrock Partners Finance Corp.
125,000	6.875%, due 4/1/27 (a)		129,113
100,000	6.25%, due 4/1/28 (a)		100,730
	CVR Energy, Inc.
500,000	5.25%, due 2/15/25 (a)		474,487
	USA Compression Partners LP/USA Compression Finance Corp.
315,000	6.875%, due 4/1/26		325,156
250,000	6.875%, due 9/1/27		259,172
			1,288,658
	Other Industrial	1.1%
	Algeco Global Finance Plc
500,000	8.00%, due 2/15/23 (a)		511,557
	Packaging	1.4%
	Mauser Packaging Solutions Holding Co.
620,000	5.50%, due 4/15/24 (a)		630,205
	Paper	3.6%
	Clearwater Paper Corp.
520,000	4.50%, due 2/1/23		524,420
450,000	4.75%, due 8/15/28 (a)		455,063
	Mercer International, Inc.
560,000	5.50%, due 1/15/26		542,867
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (a)		142,500
			1,664,850

	Pipelines	3.1%
	Genesis Energy LP / Genesis Energy Finance Corp.
500,000	7.75%, due 2/1/28		445,470
	Summit Midstream Holdings, LLC
700,000	5.50%, due 8/15/22		460,960
	TransMontaigne Partners LP/TLP Finance Corp.
500,000	6.125%, due 2/15/26		510,720
			1,417,150
	Publishing and Broadcasting	3.2%
	Salem Media Group, Inc.
480,000	6.75%, due 6/1/24 (a)		411,600
	Townsquare Media, Inc.
600,000	6.50%, due 4/1/23 (a)		555,687
	Urban One, Inc.
575,000	7.375%, due 4/15/22 (a)		519,521
			1,486,808
	Rail Transportation	1.2%
	Watco Cos LLC / Watco Finance Corp.
500,000	6.50%, due 6/15/27 (a)		529,375
	Real Estate	0.9%
	GEO Group, Inc.
500,000	5.125%, due 4/1/23		414,062
	Refining and Marketing	0.5%
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
220,000	7.75%, due 4/15/23		205,402
	Retail - Consumer Discretionary	1.3%
	Hillman Company, Inc.
600,000	6.375%, due 7/15/22 (a)		590,109
	Retail - Office Supplies	1.0%
	Staples, Inc.
500,000	7.50%, due 4/15/26 (a)		443,335
	Security Services	0.9%
	Allied Universal Holdco LLC / Allied Universal Finance Corp.
400,000	6.625%, due 7/15/26 (a)		429,500
	Software and Services	1.6%
	Donnelley Financial Solutions, Inc.
550,000	8.25%, due 10/15/24		574,005
	Exela Intermediate LLC/Exela Finance, Inc.
600,000	10.00%, due 7/15/23 (a)		177,000
			751,005
	Supermarkets	1.0%
	KeHE Distributors LLC / KeHE Finance Corp.
400,000	8.625%, due 10/15/26 (a)		435,938
	Technology	0.9%
	Granite Merger Sub 2, Inc.
400,000	11.00%, due 7/15/27 (a)		419,826
	Telecommunications	1.1%
	Plantronics, Inc.
550,000	5.50%, due 5/31/23 (a)		520,913
	Transportation and Logistics	1.8%
	J.B. Poindexter & Co., Inc.
350,000	7.125%, due 4/15/26 (a)		373,254
	Martin Midstream Partners L.P.
500,000	7.25%, due 2/15/21		471,812
			845,066

	Transportation Services	1.3%
	LBC Tank Terminals Holding
600,000	6.875%, due 5/15/23 (a)		603,687
	Utilities	1.3%
	Superior Plus LP / Superior General Partner, Inc.
550,000	7.00%, due 7/15/26 (a)		593,208
	Wholesale Distribution	0.9%
	US Foods, Inc.
400,000	6.25%, due 4/15/25 (a)		423,534
	Wireline Telecommunications Services	1.7%
	HC2 Holdings, Inc.
364,000	11.50%, due 12/1/21 (a)		340,568
	Intrado Corp.
500,000	8.50%, due 10/15/25 (a)		444,219
			784,787
	Total Corporate Bonds (cost $48,170,267)		44,555,843

	EXCHANGE-TRADED FUNDS	1.2%
6,250	iShares iBoxx High Yield Corporate Bond ETF		531,437
	Total Exchange-Traded Funds (cost $502,115)		531,437

	MONEY MARKET FUND	1.0%
471,039	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)		471,039
	Total Money Market Fund (cost $471,039)		471,039

	Total Investments (cost $49,143,421)	99.1%	45,558,319
	Other Assets less Liabilities	0.9%	416,502
	TOTAL NET ASSETS	100.0%	$45,974,821

(a)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of August 31, 2020, the value of these investments was $35,943,944 or 78.18% of total net assets.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2020.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.
(e)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
	Value determined using significant unobservable inputs.

PIA High Yield Fund
Summary of Fair Value Disclosure at August 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2020:

PIA High Yield Fund	Level 1	Level 2	Level 3	Total

Fixed Income
Corporate Bonds	$-	$44,429,843	$126,000	$44,555,843
Total Fixed Income	-	44,429,843	126,000	44,555,843
Exchange-Traded Funds	531,437	-	-	531,437
Money Market Fund	471,039	-	-	471,039
Total Investments	$1,002,476	$44,429,843	$126,000	$45,558,319

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

PIA High Yield Fund
Level 3 Reconciliation Disclosure

Investments in Securities, at Value
Corporate Bonds
Balance as of November 30, 2019	$-
Accrued discounts/premiums	2,478
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(132,978)
Purchases	-
Sales	-
Transfers in and/or out of Level 3	$256,500
Balance as of August 31, 2020	$126,000

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at August 31, 2020, and still classified as Level 3 was $(132,978).